Fees Summary	Sep. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 153,587,500.00
Total Fee Amount	21,210.43
Total Offset Amount	0.00
Net Fee	$ 21,210.43
Offering Table N/A
Offset Table N/A	N/A